Fair Value (Fair Value Of Financial Instruments) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Supply Commitment, Remaining Minimum Amount Committed	$ 87.2	$ 79.4
Standby Letters of Credit [Member]
Schedule of Investments [Line Items]
Supply Commitment, Remaining Minimum Amount Committed	$ 1.6	$ 1.8